SCHEDULE OF CONTRACTUAL UNDISCOUNTED CASH FLOWS FOR LEASE OBLIGATION (Details) - USD ($)	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022	Mar. 31, 2021
Operating Lease Right-of-use Assets And Lease Obligations
2025	$ 600,288	$ 394,214
2026	565,359	552,293
2025		600,288
2026		565,359
2027 and beyond
Total undiscounted lease liability	1,717,940	2,112,154
Less imputed interest	(256,917)	(390,059)
Total	1,461,023	$ 1,722,095	$ 1,783,904	$ 1,330,338	$ 58,257
2024	$ 552,293